CONTRACT AND OTHER DEFERRED ASSETS & CONTRACT LIABILITIES AND DEFERRED INCOME	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Contractors [Abstract]
CONTRACT AND OTHER DEFERRED ASSETS & CONTRACT LIABILITIES AND DEFERRED INCOME
NOTE 9. CONTRACT AND OTHER DEFERRED ASSETS & CONTRACT LIABILITIES AND DEFERRED INCOME
Contract assets reflect revenue recognized on contracts in excess of billings based on contractual terms. Contract liabilities primarily represent cash received from customers under ordinary commercial payment terms in advance of delivery of equipment orders or servicing of customers’ installed base.
Contract and other deferred assets

increased $252 million in the three months ended March 31, 2024 primarily due to the timing of revenue recognition ahead of billing milestones on equipment and other service agreements, partially offset by decreased contractual service agreement assets related to our Gas Power business within our Power segment. Contract liabilities and deferred income increased $868 million in the three months ended March 31, 2024 primarily due to new collections received in excess of revenue recognition at Power, Wind, and Electrification. Net contractual service agreements decreased primarily due to billings of $1,173 million and net unfavorable changes in estimated profitability of $29 million, partially offset by revenues recognized of $1,174 million.
Revenue recognized related to the contract liabilities balance at the beginning of the year was approximately $2,747 million and $2,600 million for the three months ended March 31, 2024 and 2023, respectively.

CONTRACT AND OTHER DEFERRED ASSETS

As of March 31, 2024	Power	Wind	Electrification	Total

Contractual service agreement assets	$5,167	$—	$—	$5,167
Equipment and other service agreement assets	1,693	614	1,105	3,412
Current contract assets	$6,859	$614	$1,105	$8,579
Non-current contract and other deferred assets(a)	609	13	11	633
Total contract and other deferred assets	$7,469	$627	$1,116	$9,212

As of December 31, 2023	Power	Wind	Electrification	Total
Contractual service agreement assets	$5,201	$—	$—	$5,201
Equipment and other service agreement assets	1,679	392	1,067	3,138
Current contract assets	$6,880	$392	$1,067	$8,339
Non-current contract and other deferred assets(a)	602	14	5	621
Total contract and other deferred assets	$7,482	$406	$1,072	$8,960

(a)
Primarily represents amounts due from customers at Gas Power for the sale of services upgrades, which we collect through incremental fixed or usage-based fees from servicing the equipment under contractual service agreements.

CONTRACT LIABILITIES AND DEFERRED INCOME

As of March 31, 2024	Power	Wind	Electrification	Total
Contractual service agreement liabilities	$1,804	$—	$—	$1,804
Equipment and other service agreement liabilities	5,980	5,134	2,664	13,777
Current deferred income	11	207	120	339
Contract liabilities and current deferred income	$7,795	$5,341	$2,784	$15,919
Non-current deferred income	45	122	29	195
Total contract liabilities and deferred income	$7,839	$5,463	$2,813	$16,115

As of December 31, 2023
Contractual service agreement liabilities	$1,810	$—	$—	$1,810
Equipment and other service agreement liabilities	5,732	4,819	2,352	12,903
Current deferred income	20	228	113	361
Contract liabilities and current deferred income	$7,562	$5,047	$2,465	$15,074
Non-current deferred income	48	90	35	173
Total contract liabilities and deferred income	$7,610	$5,137	$2,500	$15,247
Remaining Performance Obligation
. As of March 31, 2024, the aggregate amount of the contracted revenues allocated to our unsatisfied (or partially unsatisfied) performance obligations was $116,293 million. We expect to recognize revenue as we satisfy our remaining performance obligations as follows:

(1)	Equipment-related remaining performance obligations of $42,210 million of which 45%, 71%, and 93% is expected to be recognized within 1, 2, and 5 years, respectively, and the remaining thereafter.
(2)
Services-related remaining performance obligations of $74,083 million of which 16%, 52%, 77%, and 91% is expected to be recognized within 1, 5, 10, and 15 years, respectively, and the remaining thereafter.

Contract modifications could affect both the timing to complete as well as the amount to be received as we fulfill the related remaining performance obligations.

NOTE 9. CONTRACT AND OTHER DEFERRED ASSETS & CONTRACT LIABILITIES AND DEFERRED INCOME
Contract assets reflect revenue recognized on contracts in excess of billings based on contractual terms. Contract liabilities primarily represent cash received from customers under ordinary commercial payment terms in advance of delivery of equipment orders or servicing of customers’ installed base.
Contract and other deferred assets increased $33 million during the year ended December 31, 2023 primarily due to the timing of revenue recognition ahead of billing milestones on contracts within our Wind segment, partially offset by decreased contractual service agreement assets related to our Gas Power business within our Power segment. Contract liabilities and deferred income increased $3,111 million during the year ended December 31, 2023 primarily due to new collections received in excess of revenue recognition on equipment contracts in each of our segments. Net contractual service agreements decreased $279 million primarily due to billings of $5,047 million, offset by revenues recognized of $4,658 million and a net favorable change in estimated profitability of $34 million. Revenue recognized related to the contract liabilities balance at the beginning of the year was approximately $8,331 million and $7,065 million for the years ended December 31, 2023 and 2022, respectively.

Contract and Other Deferred Assets
As of December 31, 2023	Power	Wind	Electrification	Total
Contractual service agreement assets	$5,201	$—	$—	$5,201
Equipment and other service agreement assets	1,679	392	1,067	3,138
Current contract assets	$6,880	$392	$1,067	$8,339
Noncurrent contract and other deferred assets(a)	602	14	5	621
Total contract and other deferred assets	$7,482	$406	$1,072	$8,960

As of December 31, 2022
Contractual service agreement assets	$5,344	$—	$—	$5,344
Equipment and other service agreement assets	1,672	153	1,014	2,839
Current contract assets	$7,016	$153	$1,014	$8,183
Noncurrent contract and other deferred assets(a)	724	11	9	744
Total contract and other deferred assets	$7,740	$164	$1,023	$8,927

(a)
Primarily represents amounts due from customers at Gas Power for the sale of services upgrades, which we collect through incremental fixed or usage-based fees from servicing the equipment under contractual service agreements.

Contract Liabilities and Deferred Income

As of December 31, 2023	Power	Wind	Electrification	Total
Contractual service agreement liabilities	$1,810	$—	$—	$1,810
Equipment and other service agreement liabilities	5,732	4,819	2,352	12,903
Current deferred income	20	228	113	361
Contract liabilities and current deferred income	$7,562	$5,047	$2,465	$15,074
Noncurrent deferred income (Note 14)	48	90	35	173
Total contract liabilities and deferred income	$7,610	$5,137	$2,500	$15,247

As of December 31, 2022
Contractual service agreement liabilities	$1,674	$—	$—	$1,674
Equipment and other service agreement liabilities	4,489	3,880	1,477	9,846
Current deferred income	13	208	99	320
Contract liabilities and current deferred income	$6,176	$4,088	$1,576	$11,840
Noncurrent deferred income (Note 14)	103	139	54	296
Total contract liabilities and deferred income	$6,279	$4,227	$1,630	$12,136
Remaining Performance Obligation.
As of December 31, 2023, the aggregate amount of the contracted revenues allocated to our unsatisfied (or partially unsatisfied) performance obligations was $115,598 million. We expect to recognize revenue as we satisfy our remaining performance obligations as follows:

1.	Equipment-related remaining performance obligations of $40,478 million, of which 51%, 77% and 100% is expected to be recognized within 1, 2 and 5 years, respectively.

2.
Services-related remaining performance obligations of $75,120 million, of which 16%, 51%, 77% and 90% is expected to be recognized within 1, 5, 10 and 15 years, respectively, and the remaining thereafter.

Contract modifications could affect both the timing to complete as well as the amount to be received as we fulfill the related remaining performance obligations.